SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Customer Concentration Risk [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | National Holding Group Co Ltd [Member]
Product Information [Line Items]
Revenue contract customers	$ 64,854
Concentration risk percentage	62.00%
Revenue Benchmark [Member] | Guoao Hainan New Energy Co Ltd [Member]
Product Information [Line Items]
Revenue contract customers	$ 40,618
Concentration risk percentage	38.00%
Revenue Benchmark [Member] | Pusibo Enterprise Management Consulting Co Ltd [Member]
Product Information [Line Items]
Concentration risk percentage	64.00%
Accounts Receivable [Member] | Pusibo Enterprise Management Consulting Co Ltd [Member]
Product Information [Line Items]
Accounts receivable	$ 1,142